2. SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued compensation	$ 447	$ 426
Accrued professional fees	203	116
Deferred rent	54	68
Accrued warranty	119	58
Accrued vacation	144	0
Other accrued expenses	48	55
Total	$ 1,015	$ 723